Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure
Charter Hire
Year ending December 31,	Amount
2014	85,775
2015	85,775
2016	78,522
2017	31,524
2018 and thereafter	-
$ 281,596

Technical and Commercial Management Fee
Year ending December 31,	Amount
2014	$ 2,820
2015	2,904
2016	3,000
2017	3,081
2018	3,173
2019 and on	6,645
$ 21,623